MANAGEMENT OF FINANCIAL RISKS - Summary Of Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosures Of Financial Risk Management [Line Items]
Convertible notes	€ 0	€ 2,169
Conditional advances	5,281	4,421	€ 1,321
Other financial liabilities	38	35	38
Lease liabilities	9,979	10,804	12,703
Trade and fixed assets payables	14,154	20,910	13,775
Total financial liabilities	15,396	16,644	1,421
Liquidity risk
Disclosures Of Financial Risk Management [Line Items]
Convertible notes	0	2,400	0
Conditional advances	5,281	4,421	1,321
Bank loans	10,077	10,098	62
Other financial liabilities	38	35	38
Lease liabilities	9,979	10,804	12,702
Trade and fixed assets payables	2,487	4,792	5,800
Total financial liabilities	27,862	32,550	19,923
Less than one year
Disclosures Of Financial Risk Management [Line Items]
Convertible notes		2,169
Conditional advances		0	0
Other financial liabilities		0	0
Lease liabilities	1,817	1,607	1,425
Total financial liabilities	164	2,265	62
Less than one year | Liquidity risk
Disclosures Of Financial Risk Management [Line Items]
Convertible notes		2,400	0
Conditional advances		0	0
Bank loans	164	98	62
Other financial liabilities		0	0
Lease liabilities	1,817	1,607	1,425
Trade and fixed assets payables	2,487	4,792	5,800
Total financial liabilities	4,468	8,897	7,287
One to five years | Liquidity risk
Disclosures Of Financial Risk Management [Line Items]
Convertible notes		0	0
Conditional advances		0	0
Bank loans	9,438	7,929	0
Other financial liabilities	38	35	38
Lease liabilities	4,803	5,151	5,935
Trade and fixed assets payables		0	0
Total financial liabilities	14,279	13,115	5,973
More than five years
Disclosures Of Financial Risk Management [Line Items]
Convertible notes		0
Conditional advances	5,281	4,421	1,321
Other financial liabilities		0	0
Lease liabilities	3,359	4,046	5,342
Total financial liabilities	5,756	6,507	1,321
More than five years | Liquidity risk
Disclosures Of Financial Risk Management [Line Items]
Convertible notes		0	0
Conditional advances	5,281	4,421	1,321
Bank loans	475	2,071	0
Other financial liabilities		0	0
Lease liabilities	3,359	4,046	5,342
Trade and fixed assets payables		0	0
Total financial liabilities	€ 9,115	€ 10,538	€ 6,663